Business combination (Details 4) - Dextra Group - BRL (R$) R$ in Thousands	5 Months Ended	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Outflow of cash to acquire subsidiary, net of cash acquired
Net outflow of cash - investing activities		R$ 0	R$ 692,722	R$ 0
CI&T Brazil
Outflow of cash to acquire subsidiary, net of cash acquired
Cash consideration	R$ 700,938
Less: Balances acquired – Cash and cash equivalents	(8,216)
Net outflow of cash - investing activities	R$ 692,722